Foreign currency translation reserve	12 Months Ended
Dec. 31, 2023
Foreign currency translation reserve
Foreign currency translation reserve
15	Foreign currency translation reserve

Exchange differences arising on translation of the foreign controlled entities are recognised in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

The following table represents the movement of the foreign currency translation reserve:

Foreign currency
translation reserve
USD
At 1 January 2021	860,374
Currency translation difference	(409,511)
At 31 December 2021	450,863
Currency translation difference	(5,290,594)
Transfer to reserve of disposal groups classified as held for sale	492,474
At 31 December 2022	(4,347,257)
Currency translation difference	(6,252,297)
Transfer to reserve of disposal groups classified as held for sale	(866,512)
At 31 December 2023	(11,466,066)

The following table represents the movement of the reserve of disposal groups classified as held for sale:

Reserve of disposal
groups classified as held
for sale
USD
At 1 January 2021	—
Currency translation difference	—
At 31 December 2021	—
Transfer from foreign currency translation reserve	(492,474)
At 31 December 2022	(492,474)
Currency translation difference	953,002
Transfer from foreign currency translation reserve	866,512
Disposal of subsidiaries	779,697
At 31 December 2023	2,106,737